Definite-Lived Intangible Assets, Net	12 Months Ended
Mar. 31, 2026
Definite-Lived Intangible Assets, Net [Abstract]
Definite-lived Intangible assets, net

Note 13 — Definite-lived Intangible assets, net

Definite-lived intangible assets consisted of the following:

	March 31,	March 31,
	2026	2025

Customer relationships	$9,633,962	$4,594,812
License	139,865	139,865
Trademark	224,809	224,809
Less: accumulated amortization	(3,851,746)	(2,751,634)
Total definite-lived intangible assets	$6,146,890	$2,207,852

Amortization expense for the years ended March 31, 2026, 2025 and 2024 amounted to $1,100,112, $1,065,373 and $1,168,358, respectively.

The following table sets forth the Company’s amortization expense for the next five years ending:

Amortization
expenses
Twelve months ending March 31, 2027	$1,670,018
Twelve months ending March 31, 2028	558,381
Twelve months ending March 31, 2029	726,164
Twelve months ending March 31, 2030	881,848
Twelve months ending March 31, 2031 and thereafter	2,310,479
Total	$6,146,890